PRIVATE PLACEMENT FINANCING (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Private Placement Financing [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$6,270,000

Modification of Warrants	1,924,186

Exercises of Warrants	(224,000)

Adjustments to estimated fair value	(3,756,591)

Ending balance at March 31, 2015	$4,213,595

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)

Warrant Derivative Liability
Beginning balance at September 30, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(4,121,693)

Ending balance at September 30, 2014	$6,270,000

Schedule Of Assumptions Used To Value Derivative Liability
The derivative liabilities were valued as of September 30, 2014, March 15, 2015, and March 31, 2015 using Monte Carlo Simulation with the following assumptions:

	September 30, 2014	March 15 , 2015	March 31, 2015
Closing price per share of common stock	$0.18	$0.21	$0.18
Exercise price per share	$0.30 - 0.40	$0.20 - $0.30	$0.20
Expected volatility	85 - 90%	80 - 110%	80 - 90%
Risk-free interest rate	0.02 - 1.55%	0.03 - 1.41%	0.04 - 1.19%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.33 - 4.33	.22 - 4.30	.17 - 4.25

The derivative liabilities were valued as of February 4, 2014 and September 30, 2014, using Monte Carlo Simulation with the following assumptions:

September 30,
	2014	February 04, 2014
Closing price per share of common stock	$0.18	$0.30
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	85 - 90%	100 - 125%
Risk-free interest rate	0.02 - 1.55%	0.12-1.46%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	.33 – 4.33	1 - 5